SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Property, plant and equipment, net
Property, plant and equipment, net	$ 1,210.7	$ 1,137.4	$ 1,097.9
U.S.
Property, plant and equipment, net
Property, plant and equipment, net	366.9	317.3	286.4
International
Property, plant and equipment, net
Property, plant and equipment, net	$ 843.8	$ 820.1	$ 811.5